UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Massachusetts Municipal Money Market Fund

February 29, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--93.4%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--91.8%
Manchester Essex Regional School
District, GO Notes, BAN	0.85	8/17/12	2,400,000	a	2,406,663
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.08	3/1/12	3,840,000	b	3,840,000
Massachusetts,
GO Notes (Consolidated Loan)
(Liquidity Facility; Wells
Fargo Bank)	0.10	3/1/12	9,940,000	b	9,940,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Citibank NA)	0.14	3/7/12	1,700,000	b	1,700,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC;
FHLB)	0.13	3/7/12	5,680,000	a,b	5,680,000
Massachusetts Development Finance
Agency, IDR (Metalcrafters,
Inc. Issue) (LOC; Bank of
America)	0.63	3/7/12	1,695,000	b	1,695,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.14	3/7/12	1,680,000	a,b	1,680,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.11	3/7/12	11,830,000	a,b	11,830,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank

of America)	0.53	3/7/12	3,150,000	b	3,150,000
Massachusetts Development Finance
Agency, Revenue (Decas
Cranberry Issue) (LOC; TD Bank)	0.41	3/7/12	875,000	b	875,000
Massachusetts Development Finance
Agency, Revenue (Eaglebrook
School Issue) (LOC; Bank of
America)	0.24	3/7/12	1,115,000	a,b	1,115,000
Massachusetts Development Finance
Agency, Revenue (ECM Plastics
Issue) (LOC; TD Bank	0.17	3/7/12	1,250,000	b	1,250,000
Massachusetts Development Finance
Agency, Revenue (Family
Service Association of Greater
Boston Issue) (LOC; FHLB)	0.15	3/7/12	1,800,000	b	1,800,000
Massachusetts Development Finance
Agency, Revenue (Jewish
Healthcare Center, Inc.
Assisted Living Corporation
Issue) (LOC; TD Bank)	0.16	3/7/12	4,300,000	b	4,300,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; JPMorgan
Chase Bank)	0.15	3/7/12	3,370,000	a,b	3,370,000
Massachusetts Development Finance
Agency, Revenue (Melmark New
England Issue) (LOC; TD Bank)	0.14	3/7/12	4,740,000	a,b	4,740,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Waste Issue) (LOC; Comerica
Bank)	0.20	3/7/12	3,030,000	b	3,030,000
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)
(Citigroup ROCS, Series RR II
R-11999X) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	825,000 b,c,d		825,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.16	3/7/12	1,885,000	b	1,885,000
Massachusetts Educational

Financing Authority, Education
Loan Revenue (Citigroup ROCS,
Series RR II R-11648)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Citibank NA)	0.51	3/7/12	3,690,000 a,b,c,d		3,690,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
University Issue) (LOC; State
Street Bank and Trust Co.)	0.10	3/7/12	505,000	a,b	505,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.14	3/7/12	2,260,000	b	2,260,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.07	3/1/12	2,400,000	a,b	2,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue) (Citigroup
ROCS, Series RR II R-10390)
(Liquidity Facility; Citibank
NA)	0.13	3/1/12	5,100,000 a,b,c,d		5,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.28	3/7/12	7,800,000	b	7,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Liquidity Facility; JP Morgan
Chase Bank)	0.14	3/7/12	4,500,000	b	4,500,000
Massachusetts Industrial Finance
Agency, IDR (Cambridge Isotope
Laboratories, Inc. Project)
(LOC; Bank of America)	1.63	3/7/12	1,150,000	b	1,150,000
Massachusetts Industrial Finance

Agency, Revenue (Heritage at
Hingham Issue) (Liquidity
Facility; FNMA and LOC; FNMA)	0.18	3/7/12	6,760,000	b	6,760,000
Massachusetts Industrial Finance
Agency, Revenue (The New
England College of Optometry
Issue) (LOC; FHLB)	0.15	3/7/12	5,095,000	a,b	5,095,000
Massachusetts Water Resources
Authority, Subordinated
General Revenue, Refunding
(Liquidity Facility; Bank of
Nova Scotia)	0.11	3/7/12	4,200,000	b	4,200,000
Northborough,
GO Notes, BAN	1.50	4/27/12	1,151,680		1,153,377
Randolph,
GO Notes, BAN	1.50	8/30/12	1,710,000		1,716,752
RBC Municipal Products Inc. Trust
(Series E-32) (Massachusetts,
GO Notes, Refunding) (LOC;
Royal Bank of Canada)	0.15	3/7/12	6,000,000 b,c,d		6,000,000
University of Massachusetts
Building Authority, Revenue,
Refunding (Liquidity Facility;
Wells Fargo Bank)	0.09	3/7/12	2,000,000	a,b	2,000,000
Wells Fargo Stage Trust (Series
56C) (Massachusetts
Development Finance Agency,
Revenue (Harvard University
Issue)) (Liquidity Facility;
Wells Fargo Bank)	0.17	3/7/12	1,000,000 a,b,c,d		1,000,000
Weston,
GO Notes	4.25	4/15/12	100,000		100,448

U.S. Related--1.6%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11764) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	2,125,000 b,c,d		2,125,000

Total Investments (cost $122,667,240)	93.4%	122,667,240
Cash and Receivables (Net)	6.6%	8,701,159
Net Assets	100.0%	131,368,399

a At February 29, 2012, the fund had $50,611,663 or 38.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities amounted to $18,740,000 or 14.3% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	122,667,240
Level 3 - Significant Unobservable Inputs	-
Total	122,667,240

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)